Nature of the Business and Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended					6 Months Ended	9 Months Ended
	Apr. 28, 2025 USD ($) $ / shares shares	Oct. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 shares	Jun. 18, 2024 USD ($) $ / shares shares
Sale of Stock
Common stock, shares issued | shares						32,626,730					3,672,794	32,626,730		3,672,794
Common Stock Value Per Share | $ / shares	$ 0.0001					$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001
Aggregate amount of pre funded warrant		$ 300,000			$ 300,000
Proceeds from issuance of convertible notes										$ 95,000	$ 95,000 [1]
Preferred stock, par value | $ / shares		$ 0.0001									$ 0.0001
Shares to be issued in denominator for calculation | shares		1,000
Net loss			$ (590)			$ (25,175)	$ (32,134)	$ (38,169)	$ (16,277)	(16,867)	$ (46,979)	$ (95,478)
Net cash used in operating activities										$ (6,802)	(22,614)	(61,040)
Forecasted operating expenses and capital expenditure												135,000
Cash and cash equivalents, and investments						198,900						198,900
Cash and cash equivalents						50,106					69,386	50,106		$ 0
Investments						148,799					0	148,799
Merger Agreement Shares To Be Issued, Denominator For Calculation | shares		1,000
Proceeds from Issuance of Common Stock And Pre Funded Warrants		$ 300,000			300,000
Accumulated deficit						$ (142,457)					$ (46,979)	$ (142,457)		0
Aerovate Therapeutics, Inc.
Sale of Stock
Reverse stock split	1-for-35
Convertible Notes
Sale of Stock
Proceeds from issuance of convertible notes	$ 95,000	$ 95,000		$ 15,000	80,000
Accrued interest	$ 8,300
Convertible Debt [Member]
Sale of Stock
Aggregate principal amount					$ 20,000									$ 20,000
Pre-Merger Jade Common Stock
Sale of Stock
Common stock, shares issued | shares	43,947,116
Common stock warrants exercisable | shares	12,305,898
Common Stock Value Per Share | $ / shares	$ 5.9407	$ 5.9407			$ 5.9407
Preferred stock convertible ratio	0.6311
Pre-Merger Jade Common Stock | Convertible Notes
Sale of Stock
Proceeds from issuance of convertible notes					$ 95,000
Pre-Funded Warrants
Sale of Stock
Number of pre-funded warrants exercised for common stock | shares	12,305,898
Warrant exercise price per share | $ / shares	$ 5.9406	$ 5.9406			$ 5.9406
Aggregate amount of pre funded warrant	$ 334,200
Proceeds from Issuance of Common Stock And Pre Funded Warrants	$ 334,200
Pre-Funded Warrants | Aerovate Therapeutics, Inc.
Sale of Stock
Number of pre-funded warrants exercised for common stock | shares	7,766,247
Common Stock
Sale of Stock
Common stock, shares issued | shares											3,155,500
Common Stock | Aerovate Therapeutics, Inc.
Sale of Stock
Common stock, shares issued | shares	27,734,940
Series Seed Convertible Preferred Stock
Sale of Stock
Preferred stock, par value | $ / shares	$ 0.0001										$ 0.0001			$ 0.0001
Convertible shares | shares													12,622
Series A Preferred Stock
Sale of Stock
Common Stock Value Per Share | $ / shares	$ 0.0001
Convertible shares | shares	1,000
Preferred stock convertible ratio	0.0006311					1						1
Shares to be issued in denominator for calculation | shares	1,000
Merger Agreement Shares To Be Issued, Denominator For Calculation | shares	1,000

[1]	Includes related party amount of $20.0 million for the period from June 18, 2024 (inception) to December 31, 2024.